Offerings - Offering: 1	Oct. 15, 2025 USD ($) units uSDollarPerUnit
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common units representing limited partner interests
Amount Registered | units	4,903,998
Proposed Maximum Offering Price per Unit | uSDollarPerUnit	37.89
Maximum Aggregate Offering Price	$ 185,812,484.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,660.7
Offering Note
(1)    The Form S-8 registration statement to which this Exhibit 107.1 is attached (the “Registration Statement”) registers 4,903,998 common units representing limited partner interests (“Common Units”) of Western Midstream Partners, LP, a Delaware limited partnership (the “Registrant”), that may be delivered with respect to awards under the Western Midstream Partners, LP 2021 Long Term Incentive Plan (as amended from time to time, the “Plan”).
(2)    Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional Common Units that may become issuable pursuant to the adjustment or anti-dilution provisions of the Plan.
(3)    The proposed maximum offering price per unit and proposed maximum aggregate offering price for the Common Units covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low sale prices of the Common Units as reported on the New York Stock Exchange on October 10, 2025 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $37.89.